5. Investments (Sept 2020 Note) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments	$ 1,710,358	$ 2,020,358	$ 1,261,649	$ 400,000
Edyza [Member]
Investments	1,710,358	1,710,358	$ 812,883	$ 400,000
Total Grow [Member]
Investments	$ 0	$ 310,000